FIDELITY(REGISTERED TRADEMARK)
FREEDOM
FUNDS  - INCOME, 2000, 2010, 2020, 2030

ANNUAL REPORT
MARCH 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the funds have done over
                           time.

FUND TALK              14  The managers' review of the
                           funds' performance, strategy
                           and outlook.

FREEDOM INCOME         18  Investment Changes
                       20  Investments
                       22  Financial Statements

FREEDOM 2000           26  Investment Changes
                       28  Investments
                       30  Financial Statements

FREEDOM 2010           34  Investment Changes
                       36  Investments
                       38  Financial Statements

FREEDOM 2020           42  Investment Changes
                       44  Investments
                       46  Financial Statements

FREEDOM 2030           50  Investment Changes
                       52  Investments
                       54  Financial Statements

NOTES                  58  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  61  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          62

PROXY VOTING RESULTS   63

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

Concerned about the high valuations of technology stocks, investors poured money into so-called old economy stocks during March, sparking a rally in blue chips during which the Dow Jones Industrial Average gained 499 points in a single day. Treasuries also benefited as a haven from the technology sector, as the yield of the 10-year note - which some consider the new bellwether Treasury issue - trended downward throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Freedom Funds are already diversified because they invest in stock, bond and money market funds with both domestic and foreign exposures. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

FIDELITY FREEDOM INCOME FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000      PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM INCOME           8.96%        38.39%

FIDELITY FREEDOM INCOME           7.43%        37.34%
COMPOSITE

 Wilshire 5000                    23.61%       117.24%

 LB Aggregate Bond                1.87%        22.94%

 LB 3 Month T-Bill                5.15%        19.41%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom Income Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Lehman Brothers Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index according to the composite benchmark weightings. These benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000      PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM INCOME           8.96%        9.86%

FIDELITY FREEDOM INCOME           7.43%        9.62%
COMPOSITE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Freedom Income              FID Freedom Income
LB Aggregate Bond
             00369                       F0199
LB001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31      10030.00                    10028.71
   10097.80
  1996/11/30      10240.00                    10247.43
   10270.47
  1996/12/31      10179.60                    10204.29
   10174.95
  1997/01/31      10310.89                    10344.97
   10206.50
  1997/02/28      10320.95                    10370.50
   10232.01
  1997/03/31      10199.19                    10250.14
   10118.44
  1997/04/30      10361.97                    10421.14
   10270.21
  1997/05/31      10556.06                    10630.51
   10367.78
  1997/06/30      10709.79                    10794.08
   10491.16
  1997/07/31      11018.25                    11099.52
   10774.42
  1997/08/31      10904.70                    10998.75
   10682.84
  1997/09/30      11101.56                    11213.90
   10840.94
  1997/10/31      11101.33                    11223.53
   10998.14
  1997/11/30      11195.23                    11336.98
   11048.73
  1997/12/31      11290.08                    11444.19
   11160.32
  1998/01/31      11396.39                    11537.19
   11303.17
  1998/02/28      11577.51                    11718.56
   11294.13
  1998/03/31      11716.58                    11873.82
   11332.53
  1998/04/30      11770.00                    11948.08
   11391.46
  1998/05/31      11780.60                    11951.40
   11499.68
  1998/06/30      11933.05                    12096.33
   11597.23
  1998/07/31      11954.76                    12074.88
   11621.84
  1998/08/31      11669.66                    11799.62
   11811.01
  1998/09/30      11955.69                    12089.29
   12087.52
  1998/10/31      12121.51                    12262.52
   12023.75
  1998/11/30      12298.83                    12461.41
   12091.84
  1998/12/31      12543.67                    12655.32
   12128.21
  1999/01/31      12689.53                    12803.77
   12214.83
  1999/02/28      12543.61                    12636.89
   12001.56
  1999/03/31      12701.39                    12784.03
   12068.15
  1999/04/30      12803.33                    12941.11
   12106.41
  1999/05/31      12711.79                    12859.08
   11999.87
  1999/06/30      12872.43                    12995.73
   11961.55
  1999/07/31      12826.25                    12912.40
   11911.31
  1999/08/31      12849.68                    12906.59
   11905.26
  1999/09/30      12872.52                    12922.34
   12043.41
  1999/10/31      13047.34                    13127.34
   12087.84
  1999/11/30      13175.64                    13236.20
   12087.00
  1999/12/31      13446.14                    13435.52
   12028.72
  2000/01/31      13374.94                    13329.33
   11989.37
  2000/02/29      13612.67                    13477.25
   12134.35
  2000/03/31      13839.33                    13733.91
   12294.11
IMATRL PRASUN   SHR__CHT 20000331 20000410 102522 R00000000000045

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 2000, the value of the investment would have grown to $13,839 - a 38.39% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,294 - a 22.94% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom Income Composite Index would have grown to $13,734 - a 37.34% increase.


(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FIDELITY FREEDOM 2000 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2000              13.81%       58.26%

FIDELITY FREEDOM 2000 COMPOSITE    10.42%       54.51%

 Wilshire 5000                     23.61%       117.24%

 MSCI EAFE                         25.33%       57.81%

 LB Aggregate Bond                 1.87%        22.94%

 ML High Yield Master II           -0.98%       21.29%

 LB 3 Month T-Bill                 5.15%        19.41%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2000 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2000              13.81%       14.21%

FIDELITY FREEDOM 2000 COMPOSITE    10.42%       13.42%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Freedom 2000                FID Freedom 2000
LB Aggregate Bond
             00370                       F0200
LB001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31      10000.00                    10002.52
   10097.80
  1996/11/30      10340.00                    10362.73
   10270.47
  1996/12/31      10239.47                    10280.37
   10174.95
  1997/01/31      10441.23                    10501.92
   10206.50
  1997/02/28      10451.32                    10529.59
   10232.01
  1997/03/31      10209.21                    10300.29
   10118.44
  1997/04/30      10451.32                    10553.16
   10270.21
  1997/05/31      10806.18                    10932.91
   10367.78
  1997/06/30      11070.24                    11220.86
   10491.16
  1997/07/31      11578.05                    11701.60
   10774.42
  1997/08/31      11313.99                    11459.88
   10682.84
  1997/09/30      11669.45                    11831.19
   10840.94
  1997/10/31      11517.11                    11718.65
   10998.14
  1997/11/30      11669.45                    11892.63
   11048.73
  1997/12/31      11805.30                    12041.33
   11160.32
  1998/01/31      11941.83                    12167.55
   11303.17
  1998/02/28      12319.94                    12540.95
   11294.13
  1998/03/31      12582.51                    12825.35
   11332.53
  1998/04/30      12656.03                    12924.39
   11391.46
  1998/05/31      12591.25                    12852.00
   11499.68
  1998/06/30      12836.88                    13081.24
   11597.23
  1998/07/31      12847.56                    13004.08
   11621.84
  1998/08/31      12067.95                    12266.96
   11811.01
  1998/09/30      12495.13                    12674.17
   12087.52
  1998/10/31      12826.20                    13043.73
   12023.75
  1998/11/30      13189.31                    13433.11
   12091.84
  1998/12/31      13607.24                    13793.70
   12128.21
  1999/01/31      13872.10                    14024.94
   12214.83
  1999/02/28      13618.27                    13741.31
   12001.56
  1999/03/31      13905.21                    13992.72
   12068.15
  1999/04/30      14092.82                    14281.73
   12106.41
  1999/05/31      13912.35                    14102.24
   11999.87
  1999/06/30      14250.30                    14366.11
   11961.55
  1999/07/31      14160.18                    14214.06
   11911.31
  1999/08/31      14182.71                    14174.87
   11905.26
  1999/09/30      14137.65                    14131.34
   12043.41
  1999/10/31      14453.07                    14482.19
   12087.84
  1999/11/30      14723.43                    14680.31
   12087.00
  1999/12/31      15262.08                    15088.42
   12028.72
  2000/01/31      15085.85                    14844.32
   11989.37
  2000/02/29      15497.07                    15052.56
   12134.35
  2000/03/31      15826.04                    15451.23
   12294.11
IMATRL PRASUN   SHR__CHT 20000331 20000410 101858 R00000000000045

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 2000 the value of the investment would have grown to $15,826 - a 58.26% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,294 - a 22.94% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2000 Composite Index would have grown to $15,451 - a 54.51% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FIDELITY FREEDOM 2010 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2010              20.32%       82.58%

FIDELITY FREEDOM 2010 COMPOSITE    14.51%       73.86%

 Wilshire 5000                     23.61%       117.24%

 MSCI EAFE                         25.33%       57.81%

 LB Aggregate Bond                 1.87%        22.94%

 ML High Yield Master II           -0.98%       21.29%

 LB 3 Month T-Bill                 5.15%        19.41%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2010 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2010              20.32%       19.04%

FIDELITY FREEDOM 2010 COMPOSITE    14.51%       17.36%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Freedom 2010                FID Freedom 2010
S&P 500
             00371                       F0201
SP001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31       9960.00                     9960.03
    9982.17
  1996/11/30      10430.00                    10444.15
   10736.72
  1996/12/31      10299.25                    10344.11
   10524.02
  1997/01/31      10592.36                    10650.17
   11181.56
  1997/02/28      10602.47                    10682.28
   11269.23
  1997/03/31      10258.82                    10367.68
   10806.17
  1997/04/30      10582.25                    10687.67
   11451.30
  1997/05/31      11099.54                    11243.87
   12148.46
  1997/06/30      11475.28                    11654.34
   12692.71
  1997/07/31      12165.83                    12290.45
   13702.67
  1997/08/31      11749.47                    11910.04
   12935.04
  1997/09/30      12267.38                    12438.75
   13643.50
  1997/10/31      11932.26                    12159.15
   13187.80
  1997/11/30      12145.52                    12399.76
   13798.27
  1997/12/31      12293.47                    12582.61
   14035.18
  1998/01/31      12461.73                    12730.82
   14190.41
  1998/02/28      13071.67                    13334.22
   15213.83
  1998/03/31      13471.28                    13772.61
   15992.93
  1998/04/30      13576.44                    13899.05
   16153.81
  1998/05/31      13404.55                    13723.60
   15876.13
  1998/06/30      13746.61                    14042.37
   16521.02
  1998/07/31      13746.61                    13900.44
   16345.07
  1998/08/31      12346.29                    12575.38
   13981.90
  1998/09/30      12923.52                    13080.16
   14877.58
  1998/10/31      13447.31                    13697.21
   16087.72
  1998/11/30      14024.54                    14303.03
   17062.80
  1998/12/31      14667.60                    14867.78
   18045.96
  1999/01/31      15064.61                    15197.64
   18800.64
  1999/02/28      14711.71                    14797.52
   18216.32
  1999/03/31      15174.90                    15183.07
   18945.15
  1999/04/30      15483.69                    15647.12
   19678.90
  1999/05/31      15201.25                    15357.13
   19214.28
  1999/06/30      15764.68                    15805.85
   20280.67
  1999/07/31      15640.73                    15571.25
   19647.51
  1999/08/31      15663.26                    15493.26
   19550.25
  1999/09/30      15539.31                    15357.67
   19014.38
  1999/10/31      16035.12                    15907.34
   20217.61
  1999/11/30      16497.13                    16232.87
   20628.63
  1999/12/31      17459.78                    16947.29
   21843.66
  2000/01/31      17119.27                    16508.99
   20746.24
  2000/02/29      17776.80                    16792.41
   20353.51
  2000/03/31      18258.21                    17386.07
   22344.69
IMATRL PRASUN   SHR__CHT 20000331 20000410 102902 R00000000000045

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 2000, the value of the investment would have grown to $18,258 - an 82.58% increase on the initial investment. For comparison, look at how the S&P 500(registered trademark) Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,345 - a 123.45% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2010 Composite Index would have grown to $17,386 - a 73.86% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FIDELITY FREEDOM 2020 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2020              26.74%       101.43%

FIDELITY FREEDOM 2020 COMPOSITE    18.38%       87.59%

 Wilshire 5000                     23.61%       117.24%

 MSCI EAFE                         25.33%       57.81%

 LB Aggregate Bond                 1.87%        22.94%

 ML High Yield Master II           -0.98%       21.29%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2020 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2020              26.74%       22.47%

FIDELITY FREEDOM 2020 COMPOSITE    18.38%       19.97%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Freedom 2020                FID Freedom 2020
S&P 500
             00372                       F0202
SP001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31       9940.00                     9933.36
    9982.17
  1996/11/30      10460.00                    10475.14
   10736.72
  1996/12/31      10329.39                    10372.49
   10524.02
  1997/01/31      10662.27                    10725.50
   11181.56
  1997/02/28      10672.36                    10759.19
   11269.23
  1997/03/31      10299.13                    10408.01
   10806.17
  1997/04/30      10652.18                    10758.63
   11451.30
  1997/05/31      11249.41                    11406.63
   12148.46
  1997/06/30      11685.20                    11878.54
   12692.71
  1997/07/31      12455.43                    12592.27
   13702.67
  1997/08/31      11958.84                    12134.28
   12935.04
  1997/09/30      12566.91                    12750.72
   13643.50
  1997/10/31      12110.86                    12358.92
   13187.80
  1997/11/30      12364.22                    12637.85
   13798.27
  1997/12/31      12523.50                    12836.31
   14035.18
  1998/01/31      12691.46                    12991.52
   14190.41
  1998/02/28      13457.77                    13746.82
   15213.83
  1998/03/31      13940.66                    14286.84
   15992.93
  1998/04/30      14056.13                    14430.61
   16153.81
  1998/05/31      13821.29                    14181.06
   15876.13
  1998/06/30      14225.30                    14555.09
   16521.02
  1998/07/31      14214.67                    14367.31
   16345.07
  1998/08/31      12354.11                    12611.87
   13981.90
  1998/09/30      13002.65                    13165.52
   14877.58
  1998/10/31      13683.08                    13964.36
   16087.72
  1998/11/30      14406.04                    14711.26
   17062.80
  1998/12/31      15237.35                    15423.52
   18045.96
  1999/01/31      15717.96                    15826.76
   18800.64
  1999/02/28      15313.81                    15355.01
   18216.32
  1999/03/31      15892.72                    15846.83
   18945.15
  1999/04/30      16296.87                    16452.72
   19678.90
  1999/05/31      15948.57                    16085.57
   19214.28
  1999/06/30      16720.82                    16698.22
   20280.67
  1999/07/31      16552.94                    16399.02
   19647.51
  1999/08/31      16586.51                    16292.96
   19550.25
  1999/09/30      16373.87                    16062.69
   19014.38
  1999/10/31      17067.77                    16795.58
   20217.61
  1999/11/30      17716.90                    17242.89
   20628.63
  1999/12/31      19093.43                    18260.24
   21843.66
  2000/01/31      18603.86                    17631.72
   20746.24
  2000/02/29      19501.41                    17977.21
   20353.51
  2000/03/31      20142.52                    18758.82
   22344.69
IMATRL PRASUN   SHR__CHT 20000331 20000410 102913 R00000000000045

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 2000, the value of the investment would have grown to $20,143 - a 101.43% increase on the initial investment. For comparison, look at how the S&P 500 Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,345 - a 123.45% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2020 Composite Index would have grown to $18,759 - an 87.59% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FIDELITY FREEDOM 2030 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2030              29.64%       107.96%

FIDELITY FREEDOM 2030 COMPOSITE    19.97%       90.89%

 Wilshire 5000                     23.61%       117.24%

 MSCI EAFE                         25.33%       57.81%

 LB Aggregate Bond                 1.87%        22.94%

 ML High Yield Master II           -0.98%       21.29%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2030 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

PERIODS ENDED MARCH 31, 2000       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2030              29.64%       23.60%

FIDELITY FREEDOM 2030 COMPOSITE    19.97%       20.58%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Freedom 2030                FID Freedom 2030
S&P 500
             00373                       F0203
SP001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31       9930.00                     9925.43
    9982.17
  1996/11/30      10460.00                    10473.38
   10736.72
  1996/12/31      10329.39                    10374.39
   10524.02
  1997/01/31      10662.27                    10718.38
   11181.56
  1997/02/28      10682.44                    10759.42
   11269.23
  1997/03/31      10299.13                    10411.69
   10806.17
  1997/04/30      10652.18                    10759.30
   11451.30
  1997/05/31      11289.01                    11426.04
   12148.46
  1997/06/30      11734.10                    11912.66
   12692.71
  1997/07/31      12513.00                    12628.10
   13702.67
  1997/08/31      11997.10                    12148.33
   12935.04
  1997/09/30      12634.39                    12781.66
   13643.50
  1997/10/31      12128.61                    12353.86
   13187.80
  1997/11/30      12381.50                    12631.32
   13798.27
  1997/12/31      12539.75                    12829.68
   14035.18
  1998/01/31      12728.00                    12995.84
   14190.41
  1998/02/28      13522.85                    13784.42
   15213.83
  1998/03/31      14035.31                    14344.16
   15992.93
  1998/04/30      14160.81                    14490.24
   16153.81
  1998/05/31      13910.46                    14227.93
   15876.13
  1998/06/30      14319.91                    14605.62
   16521.02
  1998/07/31      14309.13                    14414.17
   16345.07
  1998/08/31      12272.67                    12529.23
   13981.90
  1998/09/30      12929.94                    13067.53
   14877.58
  1998/10/31      13651.86                    13915.36
   16087.72
  1998/11/30      14438.43                    14705.82
   17062.80
  1998/12/31      15312.95                    15449.23
   18045.96
  1999/01/31      15820.07                    15867.76
   18800.64
  1999/02/28      15401.14                    15384.09
   18216.32
  1999/03/31      16040.56                    15911.79
   18945.15
  1999/04/30      16481.54                    16566.13
   19678.90
  1999/05/31      16108.67                    16170.00
   19214.28
  1999/06/30      16964.19                    16836.74
   20280.67
  1999/07/31      16795.34                    16526.71
   19647.51
  1999/08/31      16829.11                    16412.03
   19550.25
  1999/09/30      16592.71                    16144.64
   19014.38
  1999/10/31      17369.44                    16942.37
   20217.61
  1999/11/30      18101.14                    17440.30
   20628.63
  1999/12/31      19676.59                    18584.81
   21843.66
  2000/01/31      19105.41                    17874.02
   20746.24
  2000/02/29      20107.89                    18239.96
   20353.51
  2000/03/31      20795.64                    19088.87
   22344.69
IMATRL PRASUN   SHR__CHT 20000331 20000410 102921 R00000000000045

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 2000, the value of the investment would have grown to $20,796 - a 107.96% increase on the initial investment. For comparison, look at how the S&P 500 Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,345 - a 123.45% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2030 Composite Index would have grown to $19,089 - a 90.89% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP

Despite several milestones in the
U.S. stock market during the
12-month period ending March 31,
2000, the overriding theme was
volatility. The period's top-performing
major equity index - the tech-heavy
NASDAQ - returned 86.25% as
investors flocked to stocks of
companies involved in the Internet,
wireless communications and
biotechnology. However, volatility
was the most extreme in March, as
the NASDAQ topped the 5000
mark before shedding much of
2000's year-to-date gains by the
month's end. Concurrently, investors
retreated to companies in the
blue-chip's benchmark - the Dow
Jones Industrial Average - which
gained 13.29% during the year.
The Dow gyrated in a range of
roughly 2000 points later in the
period after its inaugural passing of
the 11,000 level in November.
Meanwhile, the Standard & Poor's
500SM Index - an index of 500
commonly held large-cap stocks -
returned 17.94%. The period also
was characterized by the Federal
Reserve Board's concern that the
growth of the U. S. economy was
excessive, resulting in five
short-term interest rate hikes. The
threat of inflation proved
detrimental to bond prices as the
Lehman Brothers Aggregate Bond
Index returned 1.87% during the
year. Investors preferred
higher-yielding securities early in
the period, as tightening yield
spreads resulted from narrowing
supply. In January, the Treasury
Department's decision to
re-purchase its outstanding debt
and reduce issuance led to a
shrinking supply of 30-year
Treasury bonds.

(photograph of Ren Cheng)(photograph of Scott Stewart)

An interview with Scott Stewart (right) and Ren Cheng (left),
Portfolio Managers of Fidelity Freedom Funds

Q. HOW DID THE FUNDS PERFORM, SCOTT?

S.S. For the 12 months that ended March 31, 2000, the Income, 2000 and 2010 portfolios returned 8.96%, 13.81% and 20.32%, respectively. The 2020 and 2030 portfolios returned 26.74% and 29.64%, respectively, during the same period. Each Freedom Fund compares its performance to a composite benchmark, which comprises various indexes and reflects the fund's target allocation mix. During the past 12 months, the composite benchmarks for the Income, 2000 and 2010 portfolios returned 7.43%, 10.42%, and 14.51%, respectively. The composite benchmarks for the 2020 and 2030 portfolios returned 18.38% and 19.97%, respectively, during the same period.

Q. TURNING TO YOU REN, WHAT FACTORS HELPED THE FUNDS OUTPERFORM THEIR
BENCHMARKS?

R.C. Discipline and fundamental research. The portfolios are designed for investors to achieve strong returns by taking on age-appropriate risk in a diversified portfolio of investments. Within this tightly monitored, risk-controlled structure, I try to let the strength of Fidelity's fundamental research and stock picking ability filter through in the underlying funds. During the period, it worked quite well. As the equity market gyrated, the Freedom Funds were able to maintain a well-diversified structure that allowed them to avoid the extremes of the market during the past year and benefit consistently from Fidelity's research capabilities.

Q. DID THE MARKET VOLATILITY OF THE PERIOD FORCE YOU TO RE-BALANCE THE ASSET MIXES OF THE FUNDS MORE THAN NORMAL?

R.C. I re-balanced the portfolios a little more frequently during the extreme equity market fluctuations. By the very nature of the funds' investment discipline, when market appreciation or depreciation alters the allocation of a specific asset category more than 1% above or below its target, the manager must re-position the fund. Under this design, the Freedom Funds buy more of the underlying portfolios when a category allocation falls below the target mix and sell their investments when market appreciation raises an asset class above the specific target. Thus, the funds are always buying low and selling high. Owning Freedom Funds is very much like running a marathon - a financial marathon. Going into the race, you need to have a predetermined structured plan and the discipline to stay with it.

Q. WHICH INVESTMENT CATEGORIES PERFORMED WELL? WHICH UNDERPERFORMED?

R.C. For the majority of the period, all of the underlying Fidelity domestic equity portfolios in which the Freedom Funds invest performed well, except for the more value-oriented funds such as Equity Income. A market environment that favored growth-oriented stocks fueled the strong performance of Growth Company and OTC Portfolio, both of which were overweighted in technology stocks relative to their indexes. However, the market turned in favor of industrial stocks during the last month of the period as investors began to take profits in the high-flying technology sector. During this correction in technology, the fund benefited from the performances of its underlying value fund holdings.

Q. WHAT IS YOUR OUTLOOK, REN?

R.C. One thing I'm sure of is that the current level of market volatility is not going away - it's likely going to get worse. No matter how you measure volatility, we are at a much higher level than in the past. I attribute much of this increase in volatility to improvements in technology, which have in turn increased the speed at which information flows. What's more, there are more investors entering the market today than ever before, both experienced and inexperienced. Under these conditions, risk control becomes more and more important. Human beings, being the way we are, tend to get emotionally involved when the market goes to extremes. If you don't have discipline, you tend to make inappropriate decisions at the worst possible time. In terms of the funds' long-term strategy, we'll gradually re-allocate each Freedom Fund's target investment mix during the coming months. The table below illustrates the target mix we'd like to achieve for each fund by the next time we address our shareholders on September 30, 2000.

                               INCOME  2000   2010   2020   2030

Domestic Equity Funds          20.0%   29.5%  44.9%  62.2%  70.0%

International Equity Funds     -       2.4%   6.2%   10.5%  13.1%

Inv. Grade Fixed-Income Funds  40.0%   40.1%  36.0%  19.8%  8.8%

High Yield Fixed-Income Funds  -       2.4%   5.7%   7.5%   8.1%

Money Market Funds             40.0%   25.6%  7.2%   -      -

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

COMPOSITE BENCHMARKS
                         INCOME  2000   2010   2020   2030

Wilshire 5000            20.0%   30.8%  46.3%  62.8%  69.9%

MSCI EAFE                -       2.8%   6.6%   10.7%  13.4%

LB Aggregate Bond        40.0%   40.0%  34.7%  18.9%  8.3%

ML High Yield Master II  -       2.7%   5.9%   7.6%   8.4%

LB 3 Month T-Bill        40.0%   23.7%  6.5%   -      -

(checkmark)FUND FACTS

GOAL: The Income Fund seeks
high current income and, as
a secondary objective,
capital appreciation. The
2000, 2010, 2020 and
2030 funds each seek high
total return. Each fund seeks
to achieve its goal by
investing in a combination of
underlying Fidelity equity,
fixed-income and money
market funds.

FUND NUMBERS: Income (369);
2000 (370); 2010 (371);
2020 (372); 2030 (373)

SIZE: as of March 31,
2000, more than $306
million (Income); $743
million (2000); $2.0 billion
(2010); $1.9 billion (2020);
$1.2 billion (2030)

MANAGERS: Ren Cheng, since
inception; manager, various
structured investments for
Fidelity Management Trust
Company; joined Fidelity in
1994; Scott Stewart, since
inception; manager, Fidelity
Fifty, 1993-1999; founder
and head of Fidelity's
Structured Equity Group,
since 1987; joined Fidelity in
1987

REN CHENG ON THE
NEW ECONOMY VS. THE OLD
ECONOMY:

"My long-term view is that the new
economy `technology' companies
and the old economy `industrial'
companies must coexist with one
another. Without the old economy
companies, to whom do the new
economy companies sell their
products? The power of the new
economy is that it helps the old
economy modernize into the 21st
century. Look at how fast the
business-to-business Internet
network is developing. It's
fundamentally revolutionizing the
entire marketplace - from
Mom-and-Pop shops to
well-established firms like
General Motors.

"The effect of this new
business-to-business cycle is that
it takes out the middle layer of the
traditional distribution channel
- wholesalers. It's more direct,
more cost-efficient and more
client-oriented. What's more, the
whole Internet revolution is very
deflationary, bringing prices
down. Finally, this new
marketplace is one reason why I
think the U.S. gross domestic
product (GDP) can grow by 7.3%
with almost no inflation. That can't
be achieved through the
traditional structure of the old
economy."

FIDELITY FREEDOM INCOME FUND
INVESTMENT CHANGES



FUND HOLDINGS AS OF MARCH 31,
2000

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund           2.9%                     3.0%

Disciplined Equity Fund         3.0                      2.9

Equity-Income Fund              3.1                      2.8

Fidelity Fund                   2.9                      2.9

Growth & Income Portfolio       3.0                      3.0

Growth Company Fund             2.8                      2.8

OTC Portfolio                   1.9                      2.1

                                19.6                     19.5

INVESTMENT GRADE FIXED-INCOME
FUNDS

Government Income Fund          15.2                     15.2

Intermediate Bond Fund          9.9                      9.9

Investment Grade Bond Fund      15.2                     15.2

                                40.3                     40.3

MONEY MARKET FUND

Fidelity Money Market Trust:    40.1                     40.2
Retirement Money Market
Portfolio

                                100.0%                   100.0%


ASSET ALLOCATION

SIX MONTHS AGO

40.2% Row: 1, Col: 1, Value: 40.2
40.3% Row: 1, Col: 2, Value: 40.3
19.5% Row: 1, Col: 3, Value: 19.5

CURRENT

40.1% Row: 1, Col: 1, Value: 40.1
40.3% Row: 1, Col: 2, Value: 40.3
19.6% Row: 1, Col: 3, Value: 19.6

EXPECTED

40.0% Row: 1, Col: 1, Value: 40.0
40.0% Row: 1, Col: 2, Value: 40.0
20.0% Row: 1, Col: 3, Value: 20.0

Domestic Equity funds
Investment Grade Fixed-Income funds
Money Market fund

THE SIX MONTHS AGO ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1999. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 2000. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 2000.

FIDELITY FREEDOM INCOME FUND

INVESTMENTS MARCH 31, 2000

Showing Percentage of Total Value of Investment in Securities


EQUITY FUNDS - 19.6%

                                SHARES                      VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 19.6%

Blue Chip Growth Fund            141,991                    $ 9,032,061

Disciplined Equity Fund          287,225                     9,176,825

Equity-Income Fund               185,406                     9,385,276

Fidelity Fund                    204,694                     9,002,460

Growth & Income Portfolio        192,799                     9,121,332

Growth Company Fund              88,292                      8,740,046

OTC Portfolio                    73,513                      5,806,087

TOTAL EQUITY FUNDS                                           60,264,087
(Cost $46,607,725)

FIXED-INCOME FUNDS - 40.3%



INVESTMENT GRADE FIXED-INCOME
FUNDS - 40.3%

Government Income Fund           4,932,826                   46,615,207

Intermediate Bond Fund           3,120,328                   30,423,196

Investment Grade Bond Fund       6,721,225                   46,578,085

TOTAL FIXED-INCOME FUNDS                                     123,616,488
(Cost $128,074,908)

MONEY MARKET FUND - 40.1%



Fidelity Money Market Trust:     122,943,961                 122,943,961
Retirement Money Market
Portfolio (Cost $122,943,961)

CASH EQUIVALENTS - 0.0%

                                    MATURITY AMOUNT

Investments in repurchase           $ 46,023                 46,000
agreements  (U.S. Treasury
Obligations), in a joint
trading account at 6.11%,
dated 3/31/00  due 4/3/00
(Cost $46,000)

TOTAL INVESTMENT IN                                        $ 306,870,536
SECURITIES - 100%
(Cost $297,672,594)

OTHER INFORMATION

Purchases and redemptions of the underlying fund shares aggregated $191,189,745 and $89,138,552, respectively.

INCOME TAX INFORMATION

At March 31, 2000, the aggregate
cost of investment securities for income tax purposes was $298,485,620. Net unrealized appreciation aggregated $8,384,916, of which $13,894,378 related to appreciated investment securities and $5,509,462 related to depreciated investment securities.

The fund hereby designates approximately $2,387,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY FREEDOM INCOME FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            MARCH 31, 2000

ASSETS

Investment in securities, at                 $ 306,870,536
value (including repurchase
agreements of $46,000) (cost
$297,672,594) -  See
accompanying schedule

Cash                                          197

Receivable for Freedom Fund                   2,184,550
shares sold

Dividends receivable                          1,215,901

 TOTAL ASSETS                                 310,271,184

LIABILITIES

Payable for underlying fund     $ 2,188,876
shares purchased

Payable for Freedom Fund         1,228,933
shares redeemed

Accrued management fee           19,312

 TOTAL LIABILITIES                            3,437,121

NET ASSETS                                   $ 306,834,063

Net Assets consist of:

Paid in capital                              $ 291,217,681

Undistributed net investment                  1,528,167
income

Accumulated undistributed net                 4,890,273
realized gain (loss)  on
investments

Net unrealized appreciation                   9,197,942
(depreciation) on investments

NET ASSETS, for 26,504,008                   $ 306,834,063
shares outstanding

NET ASSET VALUE, offering                     $11.58
price and redemption price
per share ($306,834,063
(divided by) 26,504,008
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED MARCH 31, 2000

INVESTMENT INCOME                         $ 11,469,888
Income distributions from
underlying funds

Interest                                   2,536

 TOTAL INCOME                              11,472,424

EXPENSES

Management fee                $ 245,499

Non-interested trustees'       693
compensation

 Total expenses before         246,192
reductions

 Expense reductions            (82,262)    163,930

NET INVESTMENT INCOME                      11,308,494

REALIZED AND UNREALIZED GAIN
(LOSS)

Realized gain (loss) on sale   3,571,812
of underlying fund shares

Capital gain distributions     4,375,672   7,947,484
from underlying funds

Change in net unrealized                   3,587,636
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            11,535,120

NET INCREASE (DECREASE) IN                $ 22,843,614
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions

 Reimbursement from                       $ 49,732
investment adviser

 Custodian credits                         114

 Transfer agent credits                    32,416

                                          $ 82,262

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED MARCH 31, 2000  YEAR ENDED MARCH 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 11,308,494               $ 5,707,270
income

 Net realized gain (loss)         7,947,484                  1,145,393

 Change in net unrealized         3,587,636                  4,467,050
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       22,843,614                 11,319,713
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (11,479,859)               (5,362,025)
From net investment income

 From net realized gain           (2,572,145)                (1,020,486)

 TOTAL DISTRIBUTIONS              (14,052,004)               (6,382,511)

Share transactions Net            325,878,686                277,936,617
proceeds from sales of
Freedom Fund shares

 Reinvestment of distributions    13,824,904                 6,288,639

 Cost of Freedom Fund shares      (239,298,677)              (146,997,230)
redeemed

 NET INCREASE (DECREASE) IN       100,404,913                137,228,026
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       109,196,523                142,165,228
IN NET ASSETS

NET ASSETS

 Beginning of period              197,637,540                55,472,312

 End of period (including        $ 306,834,063              $ 197,637,540
undistributed net investment
income of $1,528,167 and
$752,770, respectively)

OTHER INFORMATION
Shares

 Sold                             28,961,004                 25,277,092

 Issued in reinvestment of        1,231,741                  571,496
distributions

 Redeemed                         (21,255,056)               (13,347,804)

 Net increase (decrease)          8,937,689                  12,500,784


FINANCIAL HIGHLIGHTS

YEARS ENDED MARCH 31,            2000       1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.25    $ 10.95    $ 10.06   $ 10.00
period

Income from Investment
Operations

Net investment income D           .52        .49        .50       .22

Net realized and unrealized       .45        .40        .96       (.02)
gain (loss)

Total from investment             .97        .89        1.46      .20
operations

Less Distributions

 From net investment income       (.52)      (.47)      (.51)     (.14)

From net realized gain            (.12)      (.12)      (.06)     -

Total distributions               (.64)      (.59)      (.57)     (.14)

Net asset value, end of period   $ 11.58    $ 11.25    $ 10.95   $ 10.06

TOTAL RETURN B, C                 8.96%      8.41%      14.88%    1.99%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the
activity  of the underlying
funds)

Net assets, end of period        $ 306,834  $ 197,638  $ 55,472  $ 9,427
(000 omitted)

Ratio of expenses to average      .08% F     .08% F     .08% F    .08% A, F
net assets

Ratio of expenses to average      .07% G     .07% G     .08%      .08% A
net assets after expense
reductions

Ratio of net investment           4.59%      4.46%      4.71%     4.95% A
income to average  net assets

Portfolio turnover rate           37%        29%        33%       32% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO
MARCH 31, 1997.
F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY FREEDOM 2000 FUND
INVESTMENT CHANGES



FUND HOLDINGS AS OF MARCH 31,
2000

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                         MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund            4.8%                     5.1%

Disciplined Equity Fund          4.9                      5.0

Equity-Income Fund               5.0                      5.0

Fidelity Fund                    4.8                      5.0

Growth & Income Portfolio        4.9                      5.2

Growth Company Fund              4.6                      4.9

OTC Portfolio                    3.1                      3.6

                                 32.1                     33.8

INTERNATIONAL EQUITY FUNDS

Diversified International Fund   0.8                      0.9

Europe Fund                      1.1                      1.2

Japan Fund                       0.3                      0.4

Overseas Fund                    0.8                      0.9

Southeast Asia Fund              0.1                      0.2

                                 3.1                      3.6

HIGH YIELD FIXED-INCOME FUNDS

Capital & Income Fund            3.0                      3.5

INVESTMENT GRADE FIXED-INCOME
FUNDS

Government Income Fund           15.1                     14.9

Intermediate Bond Fund           9.8                      9.8

Investment Grade Bond Fund       15.0                     15.0

                                 39.9                     39.7

MONEY MARKET FUND

Fidelity Money Market Trust:     21.9                     19.4
Retirement Money Market
Portfolio

                                 100.0%                   100.0%


ASSET ALLOCATION

SIX MONTHS AGO

19.4% (MM) Row: 1, Col: 1, Value: 19.4
39.7% (IG) Row: 1, Col: 2, Value: 39.7
3.5% (HY)  Row: 1, Col: 3, Value: 3.5
3.6% (IE)  Row: 1, Col: 4, Value: 3.6
33.8% (DE) Row: 1, Col: 5, Value: 33.8

CURRENT

21.9% (MM) Row: 1, Col: 1, Value: 21.9
39.9% (IG) Row: 1, Col: 2, Value: 39.9
3.0% (HY)  Row: 1, Col: 3, Value: 3.0
3.1% (IE)  Row: 1, Col: 4, Value: 3.1
32.1% (DE) Row: 1, Col: 5, Value: 32.1

EXPECTED

25.6% (MM) Row: 1, Col: 1, Value: 25.6
40.1% (IG) Row: 1, Col: 2, Value: 40.1
2.4% (IE)  Row: 1, Col: 3, Value: 2.4
2.4% (HY)  Row: 1, Col: 4, Value: 2.4
29.5% (DE) Row: 1, Col: 5, Value: 29.5

Equity

DE = Domestic Equity funds
IE = International Equity funds

Fixed-income

HY = High Yield funds
IG = Investment Grade funds

Money Market fund (MM)

THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1999. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 2000. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 2000.

FIDELITY FREEDOM 2000 FUND

INVESTMENTS MARCH 31, 2000

Showing Percentage of Total Value of Investment in Securities


EQUITY FUNDS - 35.2%

                                 SHARES                      VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 32.1%

Blue Chip Growth Fund             561,552                    $ 35,720,313

Disciplined Equity Fund           1,135,929                   36,292,926

Equity-Income Fund                733,265                     37,117,856

Fidelity Fund                     809,549                     35,603,977

Growth & Income Portfolio         762,463                     36,072,121

Growth Company Fund               349,343                     34,581,450

OTC Portfolio                     290,689                     22,958,627

                                                              238,347,270

INTERNATIONAL EQUITY FUNDS -
3.1%

Diversified International Fund    225,192                     5,785,190

Europe Fund                       198,954                     7,980,040

Japan Fund                        92,575                      2,426,380

Overseas Fund                     120,460                     5,814,598

Southeast Asia Fund               63,325                      1,116,425

                                                              23,122,633

TOTAL EQUITY FUNDS                                            261,469,903
(Cost $191,032,104)

FIXED-INCOME FUNDS - 42.9%



HIGH YIELD FIXED-INCOME FUNDS
- 3.0%

Capital & Income Fund             2,447,026                   22,610,515

INVESTMENT GRADE FIXED-INCOME
FUNDS - 39.9%

Government Income Fund            11,838,536                  111,874,169

Intermediate Bond Fund            7,487,687                   73,004,950

Investment Grade Bond Fund        16,130,713                  111,785,843

                                                              296,664,962

TOTAL FIXED-INCOME FUNDS                                      319,275,477
(Cost $332,387,246)

MONEY MARKET FUND - 21.9%



Fidelity Money Market Trust:      163,211,861                 163,211,861
Retirement Money Market
Portfolio (Cost $163,211,861)

CASH EQUIVALENTS - 0.0%

                                    MATURITY AMOUNT           VALUE (NOTE 1)

Investments in repurchase           $ 87,044                  $ 87,000
agreements  (U.S. Treasury
Obligations), in a joint
trading account at 6.11%,
dated 3/31/00  due 4/3/00
(Cost $87,000)

TOTAL INVESTMENT IN                                           $ 744,044,241
SECURITIES - 100%
(Cost $686,718,211)

OTHER INFORMATION

Purchases and redemptions of the underlying fund shares aggregated $380,280,429 and $240,357,751, respectively.

INCOME TAX INFORMATION

At March 31, 2000, the aggregate
cost of investment securities for income tax purposes was $689,992,815. Net unrealized appreciation aggregated $54,051,426, of which $70,445,808 related to appreciated investment securities and $16,394,382 related to depreciated investment securities.

The fund hereby designates approximately $13,739,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY FREEDOM 2000 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            MARCH 31, 2000

ASSETS

Investment in securities, at                 $ 744,044,241
value (including repurchase
agreements of $87,000) (cost
$686,718,211) -  See
accompanying schedule

Cash                                          74

Receivable for Freedom Fund                   4,853,317
shares sold

Dividends receivable                          2,457,154

 TOTAL ASSETS                                 751,354,786

LIABILITIES

Payable for underlying fund     $ 5,549,733
shares purchased

Payable for Freedom Fund         1,808,300
shares redeemed

Accrued management fee           48,640

 TOTAL LIABILITIES                            7,406,673

NET ASSETS                                   $ 743,948,113

Net Assets consist of:

Paid in capital                              $ 655,466,235

Undistributed net investment                  7,310,266
income

Accumulated undistributed net                 23,845,582
realized gain (loss)  on
investments

Net unrealized appreciation                   57,326,030
(depreciation) on investments

NET ASSETS, for 55,223,802                   $ 743,948,113
shares outstanding

NET ASSET VALUE, offering                     $13.47
price and redemption price
per share ($743,948,113
(divided by) 55,223,802
shares)

STATEMENT OF OPERATIONS
                              YEAR ENDED MARCH 31, 2000

INVESTMENT INCOME                          $ 25,496,677
Income distributions from
underlying funds

Interest                                    3,561

 TOTAL INCOME                               25,500,238

EXPENSES

Management fee                $ 643,593

Non-interested trustees'       1,838
compensation

 Total expenses before         645,431
reductions

 Expense reductions            (207,348)    438,083

NET INVESTMENT INCOME                       25,062,155

REALIZED AND UNREALIZED GAIN
(LOSS)

Realized gain (loss) on sale   17,371,089
of underlying fund shares

Capital gain distributions     20,640,141   38,011,230
from underlying funds

Change in net unrealized                    22,984,096
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             60,995,326

NET INCREASE (DECREASE) IN                 $ 86,057,481
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions

 Reimbursement from                        $ 129,329
investment adviser

 Custodian credits                          128

 Transfer agent credits                     77,891

                                           $ 207,348

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED MARCH 31, 2000  YEAR ENDED MARCH 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 25,062,155               $ 16,112,596
income

 Net realized gain (loss)         38,011,230                 8,949,255

 Change in net unrealized         22,984,096                 21,119,190
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       86,057,481                 46,181,041
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (26,666,342)               (14,832,976)
From net investment income

 From net realized gain           (14,199,445)               (6,958,244)

 TOTAL DISTRIBUTIONS              (40,865,787)               (21,791,220)

Share transactions Net            492,959,491                485,624,589
proceeds from sales of
Freedom Fund shares

 Reinvestment of distributions    40,781,091                 21,766,208

 Cost of Freedom Fund shares      (398,701,795)              (293,188,489)
redeemed

 NET INCREASE (DECREASE) IN       135,038,787                214,202,308
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       180,230,481                238,592,129
IN NET ASSETS

NET ASSETS

 Beginning of period              563,717,632                325,125,503

 End of period (including        $ 743,948,113              $ 563,717,632
undistributed net investment
income of $7,310,266 and
$4,771,097, respectively)

OTHER INFORMATION
Shares

 Sold                             38,299,772                 40,067,493

 Issued in reinvestment of        3,206,894                  1,786,671
distributions

 Redeemed                         (31,012,430)               (24,267,906)

 Net increase (decrease)          10,494,236                 17,586,258


FINANCIAL HIGHLIGHTS

YEARS ENDED MARCH 31,            2000       1999       1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.60    $ 11.98    $ 10.12    $ 10.00
period

Income from Investment
Operations

Net investment income D           .50        .45        .60        .18

Net realized and unrealized       1.18       .78        1.71       .03
gain (loss)

Total from investment             1.68       1.23       2.31       .21
operations

Less Distributions

 From net investment income       (.52)      (.40)      (.33)      (.09)

From net realized gain            (.29)      (.21)      (.12)      -

Total distributions               (.81)      (.61)      (.45)      (.09)

Net asset value, end of period   $ 13.47    $ 12.60    $ 11.98    $ 10.12

TOTAL RETURN B, C                 13.81%     10.51%     23.25%     2.09%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the
activity  of the underlying
funds)

Net assets, end of period        $ 743,948  $ 563,718  $ 325,126  $ 15,946
(000 omitted)

Ratio of expenses to average      .08% F     .08% F     .08% F     .08% A, F
net assets

Ratio of expenses to average      .07% G     .07% G     .08%       .08% A
net assets after expense
reductions

Ratio of net investment           3.88%      3.76%      3.72%      4.00% A
income to average  net assets

Portfolio turnover rate           37%        27%        24%        19% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO
MARCH 31, 1997.
F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY FREEDOM 2010 FUND
INVESTMENT CHANGES



FUND HOLDINGS AS OF MARCH 31,
2000

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                         MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund            7.2%                     7.6%

Disciplined Equity Fund          7.3                      7.4

Equity-Income Fund               7.4                      7.3

Fidelity Fund                    7.1                      7.4

Growth & Income Portfolio        7.2                      7.8

Growth Company Fund              6.9                      7.3

OTC Portfolio                    4.6                      5.3

                                 47.7                     50.1

INTERNATIONAL EQUITY FUNDS

Diversified International Fund   1.8                      1.9

Europe Fund                      2.4                      2.7

Japan Fund                       0.7                      0.8

Overseas Fund                    1.8                      2.0

Southeast Asia Fund              0.3                      0.4

                                 7.0                      7.8

HIGH YIELD FIXED-INCOME FUNDS

Capital & Income Fund            6.1                      6.4

INVESTMENT GRADE FIXED-INCOME
FUNDS

Government Income Fund           12.6                     11.7

Intermediate Bond Fund           8.2                      7.6

Investment Grade Bond Fund       12.6                     11.7

                                 33.4                     31.0

MONEY MARKET FUND

Fidelity Money Market Trust:     5.8                      4.7
Retirement Money Market
Portfolio

                                 100.0%                   100.0%


ASSET ALLOCATION

SIX MONTHS AGO

4.7% (MM)  Row: 1, Col: 1, Value: 4.7
31.0% (IG) Row: 1, Col: 2, Value: 31.0
6.4% (HY)  Row: 1, Col: 3, Value: 6.4
7.8% (IE)  Row: 1, Col: 4, Value: 7.8
50.1% (DE) Row: 1, Col: 5, Value: 50.1

CURRENT

5.8% (MM)  Row: 1, Col: 1, Value: 5.8
33.4% (IG) Row: 1, Col: 2, Value: 33.4
6.1% (HY)  Row: 1, Col: 3, Value: 6.1
7.0% (IE)  Row: 1, Col: 4, Value: 7.0
47.7% (DE) Row: 1, Col: 5, Value: 47.7

EXPECTED

7.2% (MM)  Row: 1, Col: 1, Value: 7.2
36.0% (IG) Row: 1, Col: 2, Value: 36.0
5.7% (HY)  Row: 1, Col: 3, Value: 5.7
6.2% (IE)  Row: 1, Col: 4, Value: 6.2
44.9% (DE) Row: 1, Col: 5, Value: 44.9


Equity

DE = Domestic Equity funds
IE = International Equity funds

Fixed-income

HY = High Yield funds
IG = Investment Grade funds

Money Market fund (MM)

THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1999. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 2000. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 2000.

FIDELITY FREEDOM 2010 FUND

INVESTMENTS MARCH 31, 2000

Showing Percentage of Total Value of Investment in Securities


EQUITY FUNDS - 54.7%

                                 SHARES                        VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 47.7%

Blue Chip Growth Fund             2,261,481                    $ 143,852,815

Disciplined Equity Fund           4,574,222                     146,146,399

Equity-Income Fund                2,952,379                     149,449,438

Fidelity Fund                     3,260,221                     143,384,529

Growth & Income Portfolio         3,070,387                     145,259,995

Growth Company Fund               1,407,003                     139,279,263

OTC Portfolio                     1,171,262                     92,506,269

                                                                959,878,708

INTERNATIONAL EQUITY FUNDS -
7.0%

Diversified International Fund    1,378,950                     35,425,224

Europe Fund                       1,217,188                     48,821,418

Japan Fund                        564,839                       14,804,427

Overseas Fund                     737,606                       35,604,257

Southeast Asia Fund               386,259                       6,809,754

                                                                141,465,080

TOTAL EQUITY FUNDS                                              1,101,343,788
(Cost $840,832,295)

FIXED-INCOME FUNDS - 39.5%



HIGH YIELD FIXED-INCOME FUNDS
- 6.1%

Capital & Income Fund             13,305,656                    122,944,257

INVESTMENT GRADE FIXED-INCOME
FUNDS - 33.4%

Government Income Fund            26,818,150                    253,431,516

Intermediate Bond Fund            16,963,877                    165,397,804

Investment Grade Bond Fund        36,541,934                    253,235,605

                                                                672,064,925

TOTAL FIXED-INCOME FUNDS                                        795,009,182
(Cost $817,451,528)

MONEY MARKET FUND - 5.8%



Fidelity Money Market Trust:      116,815,090                   116,815,090
Retirement Money Market
Portfolio (Cost $116,815,090)

CASH EQUIVALENTS - 0.0%

                                    MATURITY AMOUNT             VALUE (NOTE 1)

Investments in repurchase           $ 151,077                  $ 151,000
agreements  (U.S. Treasury
Obligations), in a joint
trading account at 6.11%,
dated 3/31/00  due 4/3/00
(Cost $151,000)

TOTAL INVESTMENT IN                                            $ 2,013,319,060
SECURITIES - 100%
(Cost $1,775,249,913)

OTHER INFORMATION

Purchases and redemptions of the underlying fund shares aggregated $1,225,189,451 and $472,998,964, respectively.

INCOME TAX INFORMATION

At March 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,784,585,273. Net unrealized appreciation aggregated $228,733,787, of which $263,814,197 related to appreciated investment securities and $35,080,410 related to depreciated investment securities.

The fund hereby designates approximately $38,184,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY FREEDOM 2010 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                               MARCH 31, 2000

ASSETS

Investment in securities, at                  $ 2,013,319,060
value (including repurchase
agreements of $151,000)
(cost $1,775,249,913) -  See
accompanying schedule

Cash                                           1,470

Receivable for Freedom Fund                    10,114,596
shares sold

Dividends receivable                           4,769,997

 TOTAL ASSETS                                  2,028,205,123

LIABILITIES

Payable for underlying fund     $ 12,433,803
shares purchased

Payable for Freedom Fund         2,554,284
shares redeemed

Accrued management fee           130,181

 TOTAL LIABILITIES                             15,118,268

NET ASSETS                                    $ 2,013,086,855

Net Assets consist of:

Paid in capital                               $ 1,697,738,014

Undistributed net investment                   13,113,288
income

Accumulated undistributed net                  64,166,406
realized gain (loss)  on
investments

Net unrealized appreciation                    238,069,147
(depreciation) on investments

NET ASSETS, for 129,439,287                   $ 2,013,086,855
shares outstanding

NET ASSET VALUE, offering                      $15.55
price and redemption price
per share ($2,013,086,855
(divided by) 129,439,287
shares)

STATEMENT OF OPERATIONS
                              YEAR ENDED MARCH 31, 2000

INVESTMENT INCOME                          $ 44,086,402
Income distributions from
underlying funds

Interest                                    7,747

 TOTAL INCOME                               44,094,149

EXPENSES

Management fee                $ 1,440,133

Non-interested trustees'       3,996
compensation

 Total expenses before         1,444,129
reductions

 Expense reductions            (428,995)    1,015,134

NET INVESTMENT INCOME                       43,079,015

REALIZED AND UNREALIZED GAIN
(LOSS)

Realized gain (loss) on sale   34,720,168
of underlying fund shares

Capital gain distributions     70,056,742   104,776,910
from underlying funds

Change in net unrealized                    137,436,334
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             242,213,244

NET INCREASE (DECREASE) IN                 $ 285,292,259
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Reimbursement from                        $ 289,947
investment adviser

 Custodian credits                          92

 Transfer agent credits                     138,956

                                           $ 428,995

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED MARCH 31, 2000  YEAR ENDED MARCH 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 43,079,015               $ 22,401,098
income

 Net realized gain (loss)         104,776,910                24,015,208

 Change in net unrealized         137,436,334                58,372,346
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       285,292,259                104,788,652
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (49,841,025)               (22,500,156)
From net investment income

 From net realized gain           (39,013,598)               (16,254,418)

 TOTAL DISTRIBUTIONS              (88,854,623)               (38,754,574)

Share transactions Net            1,114,303,078              623,553,298
proceeds from sales of
Freedom Fund shares

 Reinvestment of distributions    88,773,017                 38,733,842

 Cost of Freedom Fund shares      (475,336,139)              (286,768,408)
redeemed

 NET INCREASE (DECREASE) IN       727,739,956                375,518,732
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       924,177,592                441,552,810
IN NET ASSETS

NET ASSETS

 Beginning of period              1,088,909,263              647,356,453

 End of period (including        $ 2,013,086,855            $ 1,088,909,263
undistributed net investment
income of $13,113,288 and
$5,470,634, respectively)

OTHER INFORMATION
Shares

 Sold                             76,923,629                 47,946,684

 Issued in reinvestment of        6,204,166                  2,955,502
distributions

 Redeemed                         (32,821,268)               (22,294,089)

 Net increase (decrease)          50,306,527                 28,608,097


FINANCIAL HIGHLIGHTS

YEARS ENDED MARCH 31,            2000         1999         1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.76      $ 12.81      $ 10.15    $ 10.00
period

Income from Investment
Operations

Net investment income D           .43          .36          .30        .11

Net realized and unrealized       2.27         1.22         2.82       .15
gain (loss)

Total from investment             2.70         1.58         3.12       .26
operations

Less Distributions

 From net investment income       (.49)        (.35)        (.37)      (.11)

From net realized gain            (.42)        (.28)        (.09)      -

Total distributions               (.91)        (.63)        (.46)      (.11)

Net asset value, end of period   $ 15.55      $ 13.76      $ 12.81    $ 10.15

TOTAL RETURN B, C                 20.32%       12.65%       31.31%     2.59%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the
activity  of the underlying
funds)

Net assets, end of period        $ 2,013,087  $ 1,088,909  $ 647,356  $ 23,600
(000 omitted)

Ratio of expenses to average      .08% F       .08% F       .08% F     .08% A, F
net assets

Ratio of expenses to average      .07% G       .07% G       .08%       .08% A
net assets after expense
reductions

Ratio of net investment           2.98%        2.82%        2.54%      2.56% A
income to average  net assets

Portfolio turnover rate           33%          27%          20%        3% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO
MARCH 31, 1997.
F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY FREEDOM 2020 FUND
INVESTMENT CHANGES



FUND HOLDINGS AS OF MARCH 31,
2000

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                         MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund            9.5%                     9.8%

Disciplined Equity Fund          9.6                      9.5

Equity-Income Fund               9.9                      9.4

Fidelity Fund                    9.5                      9.5

Growth & Income Portfolio        9.6                      10.0

Growth Company Fund              9.2                      9.4

OTC Portfolio                    6.1                      6.9

                                 63.4                     64.5

INTERNATIONAL EQUITY FUNDS

Diversified International Fund   2.7                      2.9

Europe Fund                      3.8                      4.0

Japan Fund                       1.1                      1.2

Overseas Fund                    2.8                      2.9

Southeast Asia Fund              0.5                      0.5

                                 10.9                     11.5

HIGH YIELD FIXED-INCOME FUNDS

Capital & Income Fund            7.6                      7.6

INVESTMENT GRADE FIXED-INCOME
FUNDS

Government Income Fund           6.8                      6.2

Intermediate Bond Fund           4.5                      4.0

Investment Grade Bond Fund       6.8                      6.2

                                 18.1                     16.4

                                 100.0%                   100.0%


ASSET ALLOCATION

SIX MONTHS AGO

16.4% (IG)  Row: 1, Col: 1, Value: 16.4
7.6% (HY)   Row: 1, Col: 2, Value: 7.6
11.5% (IE)  Row: 1, Col: 3, Value: 11.5
64.5% (DE)  Row: 1, Col: 4, Value: 64.5

CURRENT

18.1% (IG)  Row: 1, Col: 1, Value: 18.1
7.6% (HY)   Row: 1, Col: 2, Value: 7.6
10.9% (IE)  Row: 1, Col: 3, Value: 10.9
63.4% (DE)  Row: 1, Col: 4, Value: 63.4

EXPECTED

19.8% (IG)  Row: 1, Col: 1, Value: 19.8
7.5% (HY)   Row: 1, Col: 2, Value: 7.5
10.5% (IE)  Row: 1, Col: 3, Value: 10.5
62.2% (DE)  Row: 1, Col: 4, Value: 62.2

Equity

DE = Domestic Equity funds
IE = International Equity funds

Fixed-income

HY = High Yield funds
IG = Investment Grade funds

THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1999. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 2000. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 2000.

FIDELITY FREEDOM 2020 FUND

INVESTMENTS MARCH 31, 2000

Showing Percentage of Total Value of Investment in Securities


EQUITY FUNDS - 74.3%

                                 SHARES                       VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 63.4%

Blue Chip Growth Fund             2,932,288                   $ 186,522,833

Disciplined Equity Fund           5,930,487                    189,479,062

Equity-Income Fund                3,828,436                    193,795,451

Fidelity Fund                     4,227,275                    185,915,574

Growth & Income Portfolio         3,980,801                    188,331,693

Growth Company Fund               1,824,787                    180,635,696

OTC Portfolio                     1,519,252                    119,990,504

                                                               1,244,670,813

INTERNATIONAL EQUITY FUNDS -
10.9%

Diversified International Fund    2,096,744                    53,865,356

Europe Fund                       1,850,923                    74,240,515

Japan Fund                        858,473                      22,500,581

Overseas Fund                     1,121,504                    54,135,021

Southeast Asia Fund               590,743                      10,414,795

                                                               215,156,268

TOTAL EQUITY FUNDS                                             1,459,827,081
(Cost $1,129,467,329)

FIXED-INCOME FUNDS - 25.7%



HIGH YIELD FIXED-INCOME FUNDS
- 7.6%

Capital & Income Fund             16,129,401                   149,035,662

INVESTMENT GRADE FIXED-INCOME
FUNDS - 18.1%

Government Income Fund            14,181,138                   134,011,750

Intermediate Bond Fund            8,968,738                    87,445,195

Investment Grade Bond Fund        19,323,201                   133,909,786

                                                               355,366,731

TOTAL FIXED-INCOME FUNDS                                       504,402,393
(Cost $518,555,471)

CASH EQUIVALENTS - 0.0%

                                    MATURITY AMOUNT            VALUE (NOTE 1)

Investments in repurchase           $ 131,067                  $ 131,000
agreements  (U.S. Treasury
Obligations), in a joint
trading account at 6.11%,
dated 3/31/00  due 4/3/00
(Cost $131,000)

TOTAL INVESTMENT IN                                            $ 1,964,360,474
SECURITIES - 100%
(Cost $1,648,153,800)

OTHER INFORMATION

Purchases and redemptions of the underlying fund shares aggregated $1,116,559,301 and $375,374,820, respectively.

INCOME TAX INFORMATION

At March 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,657,796,333. Net unrealized appreciation aggregated $306,564,141, of which $334,182,933 related to appreciated investment securities and $27,618,792 related to depreciated investment securities.

The fund hereby designates approximately $44,965,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY FREEDOM 2020 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                              MARCH 31, 2000

ASSETS

Investment in securities, at                 $ 1,964,360,474
value (including repurchase
agreements of $131,000)
(cost $1,648,153,800) -  See
accompanying schedule

Cash                                          527

Receivable for Freedom Fund                   7,633,110
shares sold

Dividends receivable                          2,778,510

 TOTAL ASSETS                                 1,974,772,621

LIABILITIES

Payable for underlying fund     $ 8,480,093
shares purchased

Payable for Freedom Fund         1,987,102
shares redeemed

Accrued management fee           127,083

 TOTAL LIABILITIES                            10,594,278

NET ASSETS                                   $ 1,964,178,343

Net Assets consist of:

Paid in capital                              $ 1,570,521,706

Undistributed net investment                  8,148,012
income

Accumulated undistributed net                 69,301,951
realized gain (loss)  on
investments

Net unrealized appreciation                   316,206,674
(depreciation) on investments

NET ASSETS, for 113,688,690                  $ 1,964,178,343
shares outstanding

NET ASSET VALUE, offering                     $17.28
price and redemption price
per share ($1,964,178,343
(divided by) 113,688,690
shares)

STATEMENT OF OPERATIONS
                              YEAR ENDED MARCH 31, 2000

INVESTMENT INCOME                          $ 28,759,151
Income distributions from
underlying funds

Interest                                    8,029

 TOTAL INCOME                               28,767,180

EXPENSES

Management fee                $ 1,340,974

Non-interested trustees'       3,696
compensation

 Total expenses before         1,344,670
reductions

 Expense reductions            (403,050)    941,620

NET INVESTMENT INCOME                       27,825,560

REALIZED AND UNREALIZED GAIN
(LOSS)

Realized gain (loss) on sale   30,788,752
of underlying fund shares

Capital gain distributions     83,939,174   114,727,926
from underlying funds

Change in net unrealized                    197,716,542
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             312,444,468

NET INCREASE (DECREASE) IN                 $ 340,270,028
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Reimbursement from                        $ 270,355
investment adviser

 Custodian credits                          17

 Transfer agent credits                     132,678

                                           $ 403,050

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED MARCH 31, 2000  YEAR ENDED MARCH 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 27,825,560               $ 14,722,645
income

 Net realized gain (loss)         114,727,926                28,565,852

 Change in net unrealized         197,716,542                70,879,089
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       340,270,028                114,167,586
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (30,565,990)               (16,160,557)
From net investment income

 In excess of net investment      (9,190,347)                -
income

 From net realized gain           (45,679,122)               (14,186,440)

 TOTAL DISTRIBUTIONS              (85,435,459)               (30,346,997)

Share transactions Net            1,070,824,990              557,805,316
proceeds from sales of
Freedom Fund shares

 Reinvestment of distributions    85,369,347                 30,338,310

 Cost of Freedom Fund shares      (441,498,703)              (254,918,709)
redeemed

 NET INCREASE (DECREASE) IN       714,695,634                333,224,917
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       969,530,203                417,045,506
IN NET ASSETS

NET ASSETS

 Beginning of period              994,648,140                577,602,634

 End of period (including        $ 1,964,178,343            $ 994,648,140
undistributed net investment
income of $8,148,012 and
$2,740,430, respectively)

OTHER INFORMATION
Shares

 Sold                             67,843,604                 41,631,295

 Issued in reinvestment of        5,511,982                  2,209,990
distributions

 Redeemed                         (28,010,025)               (18,984,307)

 Net increase (decrease)          45,345,561                 24,856,978


FINANCIAL HIGHLIGHTS

YEARS ENDED MARCH 31,            2000         1999       1998       1997  E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.55      $ 13.28    $ 10.21    $ 10.00
period

Income from Investment
Operations

Net investment income D           .32          .27        .21        .08

Net realized and unrealized       3.43         1.55       3.33       .22
gain (loss)

Total from investment             3.75         1.82       3.54       .30
operations

Less Distributions

 From net investment income       (.35)        (.28)      (.34)      (.09)

 In excess of net investment      (.10)        -          -          -
income

From net realized gain            (.57)        (.27)      (.13)      -

Total distributions               (1.02)       (.55)      (.47)      (.09)

Net asset value, end of period   $ 17.28      $ 14.55    $ 13.28    $ 10.21

TOTAL RETURN B, C                 26.74%       14.00%     35.36%     2.99%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the
activity  of the underlying
funds)

Net assets, end of period        $ 1,964,178  $ 994,648  $ 577,603  $ 14,958
(000 omitted)

Ratio of expenses to average      .08% F       .08% F     .08% F     .08% A, F
net assets

Ratio of expenses to average      .07% G       .07% G     .08%       .08% A
net assets after expense
reductions

Ratio of net investment           2.07%        2.03%      1.76%      1.75% A
income to average  net assets

Portfolio turnover rate           28%          18%        15%        21% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 17,1996 (COMMENCEMENT OF OPERATIONS) TO MARCH
31,1997.
F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY FREEDOM 2030 FUND
INVESTMENT CHANGES



FUND HOLDINGS AS OF MARCH 31,
2000

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                         MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund            10.5%                    10.5%

Disciplined Equity Fund          10.6                     10.2

Equity-Income Fund               10.9                     10.2

Fidelity Fund                    10.4                     10.3

Growth & Income Portfolio        10.5                     10.7

Growth Company Fund              10.1                     10.2

OTC Portfolio                    6.7                      7.4

                                 69.7                     69.5

INTERNATIONAL EQUITY FUNDS

Diversified International Fund   3.4                      3.6

Europe Fund                      4.7                      4.9

Japan Fund                       1.4                      1.4

Overseas Fund                    3.4                      3.6

Southeast Asia Fund              0.7                      0.6

                                 13.6                     14.1

HIGH YIELD FIXED-INCOME FUNDS

Capital & Income Fund            8.6                      9.0

INVESTMENT GRADE FIXED-INCOME
FUNDS

Government Income Fund           3.1                      2.8

Intermediate Bond Fund           2.0                      1.8

Investment Grade Bond Fund       3.0                      2.8

                                 8.1                      7.4

                                 100.0%                   100.0%


ASSET ALLOCATION

SIX MONTHS AGO

7.4% (IG)  Row: 1, Col: 1, Value: 7.4
9.0% (HY)  Row: 1, Col: 2, Value: 9.0
14.1% (IE) Row: 1, Col: 3, Value: 14.1
69.5% (DE) Row: 1, Col: 4, Value: 69.5

CURRENT

8.1% (IG)  Row: 1, Col: 1, Value: 8.1
8.6% (HY)  Row: 1, Col: 2, Value: 8.6
13.6% (IE) Row: 1, Col: 3, Value: 13.6
69.7% (DE) Row: 1, Col: 4, Value: 69.7

EXPECTED

8.8% (IG)  Row: 1, Col: 1, Value: 8.800000000000001
8.1% (HY)  Row: 1, Col: 2, Value: 8.1
13.1% (IE) Row: 1, Col: 3, Value: 13.1
70.0% (DE) Row: 1, Col: 4, Value: 70.0

Equity

DE = Domestic Equity funds
IE = International Equity funds

Fixed-income
HY = High Yield funds
IG = Investment Grade funds

THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1999. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 2000. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 2000.

FIDELITY FREEDOM 2030 FUND

INVESTMENTS MARCH 31, 2000

Showing Percentage of Total Value of Investment in Securities


EQUITY FUNDS - 83.3%

                                 SHARES                       VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 69.7%

Blue Chip Growth Fund             1,997,317                   $ 127,049,354

Disciplined Equity Fund           4,039,087                    129,048,845

Equity-Income Fund                2,606,226                    131,927,136

Fidelity Fund                     2,879,419                    126,636,829

Growth & Income Portfolio         2,711,138                    128,263,960

Growth Company Fund               1,243,499                    123,093,985

OTC Portfolio                     1,035,243                    81,763,511

                                                               847,783,620

INTERNATIONAL EQUITY FUNDS -
13.6%

Diversified International Fund    1,612,735                    41,431,161

Europe Fund                       1,418,792                    56,907,751

Japan Fund                        653,177                      17,119,776

Overseas Fund                     862,659                      41,640,562

Southeast Asia Fund               448,961                      7,915,187

                                                               165,014,437

TOTAL EQUITY FUNDS                                             1,012,798,057
(Cost $850,624,222)

FIXED-INCOME FUNDS - 16.7%



HIGH YIELD FIXED-INCOME FUNDS
- 8.6%

Capital & Income Fund             11,380,277                   105,153,755

INVESTMENT GRADE FIXED-INCOME
FUNDS - 8.1%

Government Income Fund            3,928,084                    37,120,390

Intermediate Bond Fund            2,484,722                    24,226,038

Investment Grade Bond Fund        5,352,398                    37,092,120

                                                               98,438,548

TOTAL FIXED-INCOME FUNDS                                       203,592,303
(Cost $208,233,686)

CASH EQUIVALENTS - 0.0%

                                    MATURITY AMOUNT            VALUE (NOTE 1)

Investments in repurchase           $ 153,078                  $ 153,000
agreements  (U.S. Treasury
Obligations), in a joint
trading account at 6.11%,
dated 3/31/00  due 4/3/00
(Cost $153,000)

TOTAL INVESTMENT IN                                            $ 1,216,543,360
SECURITIES - 100%
(Cost $1,059,010,908)

OTHER INFORMATION

Purchases and redemptions of the underlying fund shares aggregated $887,718,769 and $165,619,085, respectively.

INCOME TAX INFORMATION

At March 31, 2000, the aggregate
cost of investment securities for income tax purposes was $1,063,952,053. Net unrealized appreciation aggregated $152,591,307, of which $168,297,034 related to appreciated investment securities and $15,705,727 related to depreciated investment securities.

The fund hereby designates approximately $16,326,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY FREEDOM 2030 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                              MARCH 31, 2000

ASSETS

Investment in securities, at                 $ 1,216,543,360
value (including repurchase
agreements of $153,000)
(cost $1,059,010,908) -  See
accompanying schedule

Cash                                          679

Receivable for Freedom Fund                   8,537,044
shares sold

Dividends receivable                          1,152,087

 TOTAL ASSETS                                 1,226,233,170

LIABILITIES

Payable for underlying fund     $ 5,498,080
shares purchased

Payable for Freedom Fund         4,302,741
shares redeemed

Accrued management fee           63,530

 TOTAL LIABILITIES                            9,864,351

NET ASSETS                                   $ 1,216,368,819

Net Assets consist of:

Paid in capital                              $ 1,028,152,051

Undistributed net investment                  3,131,754
income

Accumulated undistributed net                 27,552,562
realized gain (loss)  on
investments

Net unrealized appreciation                   157,532,452
(depreciation) on investments

NET ASSETS, for 68,176,255                   $ 1,216,368,819
shares outstanding

NET ASSET VALUE, offering                     $17.84
price and redemption price
per share ($1,216,368,819
(divided by) 68,176,255
shares)

STATEMENT OF OPERATIONS
                              YEAR ENDED MARCH 31, 2000

INVESTMENT INCOME                          $ 11,249,348
Income distributions from
underlying funds

Interest                                    4,339

 TOTAL INCOME                               11,253,687

EXPENSES

Management fee                $ 633,670

Non-interested trustees'       1,665
compensation

 Total expenses before         635,335
reductions

 Expense reductions            (221,353)    413,982

NET INVESTMENT INCOME                       10,839,705

REALIZED AND UNREALIZED GAIN
(LOSS)

Realized gain (loss) on sale   4,300,693
of underlying fund shares

Capital gain distributions     43,588,231   47,888,924
from underlying funds

Change in net unrealized                    124,367,144
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             172,256,068

NET INCREASE (DECREASE) IN                 $ 183,095,773
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Reimbursement from                        $ 140,666
investment adviser

 Custodian credits                          149

 Transfer agent credits                     80,538

                                           $ 221,353

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED  MARCH 31, 2000  YEAR ENDED  MARCH 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 10,839,705                $ 4,067,100
income

 Net realized gain (loss)         47,888,924                  8,470,586

 Change in net unrealized         124,367,144                 25,407,252
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       183,095,773                 37,944,938
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (11,857,366)                (4,341,407)
From net investment income

 In excess of net investment      (5,567,916)                 -
income

 From net realized gain           (16,766,828)                (5,938,957)

 TOTAL DISTRIBUTIONS              (34,192,110)                (10,280,364)

Share transactions Net            1,047,707,036               343,561,901
proceeds from sales of
Freedom Fund shares

 Reinvestment of distributions    34,158,038                  10,271,400

 Cost of Freedom Fund shares      (380,056,821)               (130,913,052)
redeemed

 NET INCREASE (DECREASE) IN       701,808,253                 222,920,249
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       850,711,916                 250,584,823
IN NET ASSETS

NET ASSETS

 Beginning of period              365,656,903                 115,072,080

 End of period (including        $ 1,216,368,819             $ 365,656,903
undistributed net investment
income of $3,131,754 and
$1,017,661, respectively)

OTHER INFORMATION
Shares

 Sold                             64,352,067                  25,582,555

 Issued in reinvestment of        2,150,226                   756,262
distributions

 Redeemed                         (23,460,029)                (9,778,011)

 Net increase (decrease)          43,042,264                  16,560,806


FINANCIAL HIGHLIGHTS

YEARS ENDED MARCH 31,            2000         1999       1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.55      $ 13.42    $ 10.21    $ 10.00
period

Income from Investment
Operations

Net investment income D           .27          .25        .22        .08

Net realized and unrealized       3.91         1.60       3.42       .22
gain (loss)

Total from investment             4.18         1.85       3.64       .30
operations

Less Distributions

 From net investment income       (.28)        (.24)      (.17)      (.09)

In excess of net investment       (.13)        -          (.14)      -
income

From net realized gain            (.48)        (.48)      (.12)      -

Total distributions               (.89)        (.72)      (.43)      (.09)

Net asset value, end of period   $ 17.84      $ 14.55    $ 13.42    $ 10.21

TOTAL RETURN B, C                 29.64%       14.29%     36.28%     2.99%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the
activity  of the underlying
funds)

Net assets, end of period        $ 1,216,369  $ 365,657  $ 115,072  $ 5,725
(000 omitted)

Ratio of expenses to average      .08% F       .08% F     .08% F     .08% A, F
net assets

Ratio of expenses to average      .07% G       .07% G     .08%       .08% A
net assets after expense
reductions

Ratio of net investment           1.71%        1.87%      1.78%      1.71% A
income to  average net assets

Portfolio turnover rate           26%          16%        34%        19% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 17,1996 (COMMENCEMENT OF OPERATIONS) TO MARCH
31, 1997.
F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, and Freedom 2030 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Interest income is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income to shareholders of the Freedom Income Fund are paid monthly, while distributions from capital gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions to shareholders of the other Freedom Funds are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and redemptions of the Underlying Fund shares is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. Each fund pays a management fee to Strategic Advisers, Inc., an affiliate of FMR. Strategic Advisers receives a fee that is computed daily at an annual rate of .10% of the fund's average net assets. The management fee paid to Strategic Advisers by each fund is reduced by an amount equal to the fees and expenses paid by each fund to the non-interested Trustees.

OTHER TRANSACTIONS. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest, taxes, brokerage commissions, and extraordinary expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

OTHER TRANSACTIONS - CONTINUED

fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.

5. EXPENSE REDUCTIONS.

Strategic Advisers voluntarily agreed to reimburse each fund's total operating expenses(excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .08% of the fund's average net assets.

In addition, Strategic Advisers has entered into arrangements on behalf of certain funds with the funds' custodian and transfer agent, whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's
Statement of Operations.

6. BENEFICIAL INTEREST.

At the end of the period, certain unaffiliated shareholders were each record owners of 10% or more of the total outstanding shares of the following funds:

BENEFICIAL INTEREST

FUND                 NUMBER OF SHAREHOLDERS  % OWNERSHIP

Freedom Income        2                      34

Freedom 2000          1                      34

Freedom 2010          1                      31

Freedom 2020          1                      35

Freedom 2030          1                      21

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, and Fidelity Freedom 2030 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, and Fidelity Freedom 2030 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
May 9, 2000

DISTRIBUTIONS


The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

FUND           PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Freedom Income 5/8/00   5/5/00      $.04      $.21
Freedom 2000   5/8/00   5/5/00      $.13      $.47
Freedom 2010   5/8/00   5/5/00      $.09      $.50
Freedom 2020   5/8/00   5/5/00      $.07      $.65
Freedom 2030   5/8/00   5/5/00      $.04      $.44

Each fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Freedom Income 8.47%
Freedom 2000   7.65%
Freedom 2010   5.15%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Freedom Income 4%
Freedom 2000   6%
Freedom 2010   7%
Freedom 2020   16%
Freedom 2030   18%

The funds will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

PROXY VOTING RESULTS


A special meeting of the funds' shareholders was held on March 15, 2000, and re-convened on April 19, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

               # OF              % OF
               SHARES VOTED      SHARES VOTED

RALPH F. COX
Affirmative    173,525,231.355   95.807

Withheld       7,593,952.405     4.193

TOTAL          181,119,183.760   100.000

PHYLLIS BURKE DAVIS
Affirmative    173,491,605.915   95.789

Withheld       7,627,577.845     4.211

TOTAL          181,119,183.760   100.000

ROBERT M. GATES
Affirmative    173,450,618.640   95.766

Withheld       7,668,565.120     4.234

TOTAL          181,119,183.760   100.000

EDWARD C. JOHNSON 3D
Affirmative    173,576,029.722   95.835

Withheld       7,543,154.038     4.165

TOTAL          181,119,183.760   100.000

DONALD J. KIRK
Affirmative    173,597,010.140   95.847

Withheld       7,522,173.620     4.153

TOTAL          181,119,183.760   100.000

NED C. LAUTENBACH
Affirmative    173,737,849.973   95.925

Withheld       7,381,333.787     4.075

TOTAL          181,119,183.760   100.000

               # OF              % OF
               SHARES VOTED      SHARES VOTED

PETER S. LYNCH
Affirmative    173,775,086.756   95.945

Withheld       7,344,097.004     4.055

TOTAL          181,119,183.760   100.000

WILLIAM O. MCCOY
Affirmative    173,587,154.225   95.841

Withheld       7,532,029.535     4.159

TOTAL          181,119,183.760   100.000

GERALD C. MCDONOUGH
Affirmative    173,377,612.617   95.726

Withheld       7,741,571.143     4.274

TOTAL          181,119,183.760   100.000

MARVIN L. MANN
Affirmative    173,628,859.332   95.864

Withheld       7,490,324.428     4.136

TOTAL          181,119,183.760   100.000

ROBERT C. POZEN
Affirmative    173,795,717.182   95.957

Withheld       7,323,466.578     4.043

TOTAL          181,119,183.760   100.000

THOMAS R. WILLIAMS
Affirmative    173,377,020.423   95.725

Withheld       7,742,163.337     4.275

TOTAL          181,119,183.760   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Fidelity Freedom Income Fund.

               # OF             % OF
               SHARES VOTED     SHARES VOTED

Affirmative    12,431,379.235   93.724

Against        213,654.387      1.611

Abstain        618,717.218      4.665

TOTAL          13,263,750.840   100.000

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Fidelity Freedom 2000 Fund.

               # OF             % OF
               SHARES VOTED     SHARES VOTED

Affirmative    29,048,026.702   94.261

Against        370,169.478      1.201

Abstain        1,398,542.018    4.538

TOTAL          30,816,738.198   100.000

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Fidelity Freedom 2010 Fund.

               # OF             % OF
               SHARES VOTED     SHARES VOTED

Affirmative    57,234,760.309   94.524

Against        955,089.454      1.577

Abstain        2,360,702.654    3.899

TOTAL          60,550,552.417   100.000

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Fidelity Freedom 2020 Fund.

               # OF             % OF
               SHARES VOTED     SHARES VOTED

Affirmative    47,449,184.687   92.716

Against        995,626.271      1.945

Abstain        2,732,317.277    5.339

TOTAL          51,177,128.235   100.000

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Fidelity Freedom 2030 Fund.

               # OF             % OF
               SHARES VOTED     SHARES VOTED

Affirmative    22,101,073.654   87.318

Against        545,322.907      2.154

Abstain        2,664,617.509    10.528

TOTAL          25,311,014.070   100.000

PROPOSAL 3

To authorize the Trustees to adopt an amended and restated Trust
Instrument.*

                    # OF              % OF
                    SHARES VOTED      SHARES VOTED

Affirmative         160,612,386.461   88.680

Against             5,773,651.172     3.188

Abstain             14,728,593.127    8.132

TOTAL               181,114,630.760   100.000

Broker Non-Votes    4,553.000

* DENOTES TRUST-WIDE PROPOSALS AND VOTING RESULTS.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
Strategic Advisers, Inc.
Boston, MA

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Scott D. Stewart, Vice President
Ren Y. Cheng, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

FF-ANN-0500  100859
1.702316.102

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S ASSET ALLOCATION FUNDS
Asset ManagerSM
Asset Manager AggressiveSM
Asset Manager: GrowthSM
Asset Manager: IncomeSM
Fidelity Freedom Funds (registered trademark)  -
Income, 2000, 2010, 2020, 2030

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com